Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 04, 2021
Entity Registrant Name	dei_EntityRegistrantName	VALIC Company I
Entity Central Index Key	dei_EntityCentralIndexKey	0000719423
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2021
Prospectus Date	rr_ProspectusDate	Feb. 04, 2021